UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

Aristotle /Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 86.4%
	AUSTRALIA – 4.3%
176,000	Newcrest Mining Ltd.	$2,994,515
291,600	Sandfire Resources NL	1,421,352
		4,415,867
	AUSTRIA – 2.0%
62,700	Erste Group Bank A.G.	2,041,730

	BRAZIL – 1.8%
196,000	Hypermarcas S.A.	1,815,627

	CANADA – 8.9%
70,300	Agnico Eagle Mines Ltd.	2,983,532
213,400	Cameco Corp.	2,362,338
131,800	Peyto Exploration & Development Corp.	2,710,527
311,000	Uranium Participation Corp.*	949,440
		9,005,837
	FRANCE – 7.3%
27,700	Dassault Systemes	2,397,672
12,900	LVMH Moet Hennessy Louis Vuitton S.E.	2,832,798
112,300	Vivendi S.A.	2,183,345
		7,413,815
	IRELAND – 2.4%
30,900	Medtronic PLC	2,489,304

	JAPAN – 10.2%
278,000	Astellas Pharma, Inc.	3,660,720
156,800	Kubota Corp.	2,353,479
77,300	Kurita Water Industries Ltd.	1,869,837
279,000	Toray Industries, Inc.	2,473,484
		10,357,520
	KOREA (REPUBLIC OF-SOUTH) – 3.7%
2,650	Samsung Electronics Co., Ltd.	3,798,578

	MEXICO – 2.2%
1,049,000	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	2,276,476

	NETHERLANDS – 2.0%
24,200	Heineken N.V.	2,060,124

	SWEDEN – 2.1%
102,500	Assa Abloy A.B. - Class B	2,108,178

	SWITZERLAND – 5.0%
1,380	Givaudan S.A.	2,485,295
162,500	UBS Group A.G.	2,600,454
		5,085,749
	UNITED KINGDOM – 4.2%
150,000	Experian PLC	3,059,383

Aristotle /Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
535,193	Stock Spirits Group PLC	$1,253,835
		4,313,218
	UNITED STATES – 30.3%
19,900	Ameriprise Financial, Inc.	2,580,632
38,400	Baxter International, Inc.	1,991,424
34,900	Danaher Corp.	2,984,997
93,500	Kinder Morgan, Inc.	2,032,690
41,400	Lennar Corp. - Class A	2,119,266
12,800	Martin Marietta Materials, Inc.	2,793,600
51,600	Microsoft Corp.	3,398,376
53,700	Mondelez International, Inc. - Class A	2,313,396
32,750	National Fuel Gas Co.	1,952,555
47,250	PayPal Holdings, Inc.*	2,032,695
22,000	PPG Industries, Inc.	2,311,760
26,000	Schlumberger Ltd.	2,030,600
27,100	Walgreens Boots Alliance, Inc.	2,250,655
		30,792,646
	TOTAL COMMON STOCKS (Cost $78,995,213)	87,974,669

Principal Amount

	SHORT-TERM INVESTMENTS – 13.7%
$13,947,177	UMB Money Market Fiduciary, 0.010%[1]	13,947,177

	TOTAL SHORT-TERM INVESTMENTS (Cost $13,947,177)	13,947,177

	TOTAL INVESTMENTS – 100.1% (Cost $92,942,390)	101,921,846
	Liabilities in Excess of Other Assets – (0.1)%	(128,509)

	TOTAL NET ASSETS – 100.0%	$101,793,337

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Aristotle/Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value at Settlement Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Australian Dollars	Citibank	AUD per USD	June 01, 2017	(995,267)	$(740,546)	$(759,505)	$(18,959)
Australian Dollars	Citibank	AUD per USD	September 01, 2017	(1,864,906)	(1,425,702)	(1,421,008)	4,694
British Pound	Citibank	GBP per USD	September 01, 2017	(1,644,217)	(2,029,351)	(2,068,398)	(39,047)
Canadian Dollars	Citibank	CAD per USD	June 01, 2017	(2,720,902)	(2,030,530)	(2,047,811)	(17,281)
Canadian Dollars	Citibank	CAD per USD	September 01, 2017	(3,339,322)	(2,507,618)	(2,516,786)	(9,168)
Euro	Citibank	EUR per USD	June 01, 2017	(2,479,703)	(2,643,182)	(2,653,410)	(10,228)
Euro	Citibank	EUR per USD	September 01, 2017	(2,490,727)	(2,649,177)	(2,678,006)	(28,829)
Japanese Yen	Citibank	JPY per USD	June 01, 2017	(406,872,115)	(3,646,990)	(3,663,969)	(16,979)
Japanese Yen	Citibank	JPY per USD	September 01, 2017	(208,595,867)	(1,850,379)	(1,886,565)	(36,186)
Sweden Krona	Citibank	SEK per USD	June 15, 2017	(7,535,040)	(808,688)	(844,117)	(35,429)
Swiss Franc	Citibank	CHF per USD	June 01, 2017	(2,292,865)	(2,278,184)	(2,297,839)	(19,655)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(22,610,347)	$(22,837,414)	$(227,067)

AUD - Australian Dollars
CAD - Canandian Dollars
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
SEK - Sweden Krona
CHF - Swiss Franc

See accompanying Notes to Schedule of Investments.

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.7%
	AUSTRIA – 2.5%
10,050	Erste Group Bank A.G.	$327,263

	CANADA – 4.4%
10,750	Brookfield Asset Management, Inc. - Class A	391,637
16,300	Cameco Corp.	180,416
		572,053
	FRANCE – 8.5%
5,130	Dassault Systemes	444,045
1,800	LVMH Moet Hennessy Louis Vuitton S.E.	395,274
5,500	TOTAL S.A.	278,198
		1,117,517
	GERMANY – 5.6%
3,410	BASF S.E.	338,017
2,890	Siemens A.G.	395,857
		733,874
	HONG KONG – 2.6%
93,800	Samsonite International S.A.	341,574

	IRELAND – 6.0%
3,670	Accenture PLC - Class A	439,959
4,300	Medtronic PLC	346,408
		786,367
	JAPAN – 20.5%
22,400	Astellas Pharma, Inc.	294,965
16,800	KDDI Corp.	440,938
20,300	Kubota Corp.	304,691
18,800	Marui Group Co., Ltd.	255,496
4,800	Nidec Corp.	456,804
19,900	ORIX Corp.	294,487
145,000	Shinsei Bank Ltd.	266,999
42,000	Toray Industries, Inc.	372,353
		2,686,733
	MEXICO – 2.6%
155,500	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	337,457

	NETHERLANDS – 6.2%
4,920	Heineken N.V.	418,835
7,900	Unilever N.V.	392,472
		811,307
	SINGAPORE – 2.9%
27,500	DBS Group Holdings Ltd.	381,371

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SPAIN – 2.7%
46,300	Banco Bilbao Vizcaya Argentaria S.A.	$359,079

	SWEDEN – 2.4%
15,400	Assa Abloy A.B. - Class B	316,741

	SWITZERLAND – 10.3%
3,460	Cie Financiere Richemont S.A.	273,567
187	Givaudan S.A.	336,776
4,470	Novartis A.G.	331,780
25,200	UBS Group A.G.	403,270
		1,345,393
	UNITED KINGDOM – 11.2%
22,300	Compass Group PLC	420,744
20,100	Experian PLC	409,957
19,500	National Grid PLC	247,598
4,350	Reckitt Benckiser Group PLC	397,070
		1,475,369
	UNITED STATES – 7.3%
26,600	AES Corp.	297,388
4,070	Schlumberger Ltd.	317,867
7,950	Sensata Technologies Holding N.V.*	347,176
		962,431
	TOTAL COMMON STOCKS (Cost $11,747,593)	12,554,529

Principal Amount

	SHORT-TERM INVESTMENTS – 5.7%
$744,720	UMB Money Market Fiduciary, 0.010%[1]	744,720

	TOTAL SHORT-TERM INVESTMENTS (Cost $744,720)	744,720

	TOTAL INVESTMENTS – 101.4% (Cost $12,492,313)	13,299,249
	Liabilities in Excess of Other Assets – (1.4)%	(179,063)

	TOTAL NET ASSETS – 100.0%	$13,120,186

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	BANK LOANS – 45.8%
	COMMUNICATIONS – 5.3%
$184,538	DigitalGlobe, Inc. 3.732%, 12/22/2023[1,2,3]	$185,490
90,000	Sprint Communications, Inc. 3.500%, 2/2/2024[1,2,3]	90,097
124,609	Windstream Services LLC 4.950%, 3/29/2021[1,2,3]	125,647
95,000	Zayo Group LLC 3.500%, 1/12/2024[1,2,3]	95,587
		496,821
	CONSUMER DISCRETIONARY – 16.2%
185,000	Air Canada 3.755%, 10/6/2023[1,2,3,4]	186,389
212,313	Allied Universal Holdco LLC 4.750%, 7/28/2022[1,2,3]	213,739
94,763	Avis Budget Car Rental LLC 3.150%, 3/15/2022[1,2,3]	95,082
140,000	Eldorado Resorts, Inc. 2.250%, 4/17/2024[1,2,3]	140,000
122,487	Federal-Mogul Holdings Corp. 4.750%, 4/15/2021[1,2,3]	122,229
90,000	Goodyear Tire & Rubber Co. 2.860%, 4/30/2019[1,2,3]	90,704
244,375	Midas Intermediate Holdco II LLC 3.897%, 8/18/2021[1,2,3]	246,513
244,962	Nord Anglia Education Finance LLC 4.554%, 3/31/2021[1,2,3]	246,418
88,922	PetSmart, Inc. 4.020%, 3/11/2022[1,2,3]	85,143
98,500	TI Group Automotive Systems LLC 3.732%, 6/30/2022[1,2,3]	98,910
		1,525,127
	CONSUMER STAPLES – 2.9%
272,291	NVA Holdings, Inc./United States 4.647%, 8/14/2021[1,2,3]	275,440

	FINANCIALS – 4.2%
95,000	Avolon TLB Borrower 1 U.S. LLC 2.750%, 1/20/2022[1,2,3]	96,385
130,430	Resolute Investment Managers, Inc. 5.397%, 4/30/2022[1,2,3]	131,300
164,338	Uniti Group, Inc. 4.000%, 10/24/2022[1,2,3]	164,112
		391,797

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	BANK LOANS (Continued)
	HEALTH CARE – 3.6%
$95,000	Change Healthcare Holdings LLC 3.750%, 2/3/2024[1,2,3]	$95,267
244,347	Ortho-Clinical Diagnostics, Inc. 4.750%, 6/30/2021[1,2,3]	243,431
		338,698
	INDUSTRIALS – 1.5%
143,000	Dynacast International LLC 4.397%, 1/28/2022[1,2,3]	143,626

	MATERIALS – 6.3%
245,009	Ineos U.S. Finance LLC 3.732%, 3/31/2022[1,2,3]	246,671
197,000	Royal Holdings, Inc. 4.397%, 6/20/2022[1,2,3]	199,278
140,000	Univar USA, Inc. 2.750%, 7/1/2022[1,2,3]	140,503
		586,452
	TECHNOLOGY – 5.8%
122,178	Aricent Technologies 5.500%, 4/14/2021[1,2,3,4]	122,559
88,586	CommScope, Inc. 3.482%, 12/29/2022[1,2,3]	89,388
24,284	Informatica Corp. 4.647%, 8/5/2022[1,2,3]	24,195
210,593	Presidio LLC 4.250%, 2/2/2022[1,2,3]	213,094
98,250	ViaWest, Inc. 4.524%, 3/30/2022[1,2,3]	98,865
		548,101
	TOTAL BANK LOANS (Cost $4,266,697)	4,306,062

	CORPORATE BONDS – 53.0%
	COMMUNICATIONS – 8.9%
95,000	AT&T, Inc. 5.250%, 3/1/2037[1]	96,848
60,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.750%, 1/15/2024[1]	62,400
62,000	DISH DBS Corp. 5.875%, 7/15/2022	65,138
105,000	Hughes Satellite Systems Corp. 7.625%, 6/15/2021	115,762
75,000	McClatchy Co. 9.000%, 12/15/2022[1]	77,813

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
	Sprint Corp.
$85,000	7.250%, 9/15/2021	$91,758
75,000	7.875%, 9/15/2023	83,063
52,000	T-Mobile USA, Inc. 6.000%, 4/15/2024[1]	55,445
90,000	Verizon Communications, Inc. 5.250%, 3/16/2037	93,048
90,000	Windstream Services LLC 7.750%, 10/15/2020[1]	91,350
		832,625
	CONSUMER DISCRETIONARY – 9.7%
45,000	ADT Corp. 4.125%, 6/15/2023	42,975
49,000	Allegiant Travel Co. 5.500%, 7/15/2019	50,654
45,000	American Airlines 2016-3 Class A Pass-Through Trust 3.250%, 10/15/2028	43,481
80,000	Boyd Gaming Corp. 6.875%, 5/15/2023[1]	86,200
61,000	FTI Consulting, Inc. 6.000%, 11/15/2022[1]	63,135
85,000	General Motors Financial Co., Inc. 3.450%, 4/10/2022[1]	85,650
50,000	Griffon Corp. 5.250%, 3/1/2022[1]	50,000
	Hertz Corp.
27,000	6.750%, 4/15/2019[1]	27,034
65,000	6.250%, 10/15/2022[1]	61,750
80,000	Meritage Homes Corp. 7.150%, 4/15/2020	87,490
40,000	MGM Resorts International 6.625%, 12/15/2021	44,250
75,000	PHH Corp. 7.375%, 9/1/2019	81,469
45,000	PVH Corp. 4.500%, 12/15/2022[1]	45,113
100,000	Quad/Graphics, Inc. 7.000%, 5/1/2022	100,000
5,000	RR Donnelley & Sons Co. 7.000%, 2/15/2022	5,075
40,000	United Rentals North America, Inc. 5.750%, 11/15/2024[1]	41,700
		915,976

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER STAPLES – 0.7%
$68,000	Revlon Consumer Products Corp. 5.750%, 2/15/2021[1]	$67,915

	ENERGY – 9.4%
50,000	Antero Resources Corp. 5.125%, 12/1/2022[1]	50,656
90,000	Boardwalk Pipelines LP 5.950%, 6/1/2026[1]	99,663
90,000	Chevron Corp. 2.566%, 5/16/2023[1]	89,244
70,000	Enterprise Products Operating LLC 7.034%, 1/15/2068[1,2]	72,513
75,000	Genesis Energy LP / Genesis Energy Finance Corp. 6.000%, 5/15/2023[1]	75,375
45,000	Murphy Oil Corp. 6.875%, 8/15/2024[1]	47,700
45,000	ONEOK, Inc. 4.250%, 2/1/2022[1]	45,900
40,000	Regency Energy Partners LP / Regency Energy Finance Corp. 6.500%, 7/15/2021[1]	41,327
85,000	RSP Permian, Inc. 6.625%, 10/1/2022[1]	89,463
80,000	Sabine Pass Liquefaction LLC 5.625%, 3/1/2025[1]	86,732
70,000	Southwestern Energy Co. 4.100%, 3/15/2022[1]	65,450
70,000	Unit Corp. 6.625%, 5/15/2021[1]	68,950
45,000	WPX Energy, Inc. 7.500%, 8/1/2020[1]	47,700
		880,673
	FINANCIALS – 15.5%
45,000	Bank of America Corp. 8.000%, 7/29/2049[1,2]	46,350
100,000	Brookfield Finance LLC 4.000%, 4/1/2024[1]	100,592
91,000	Capital One Financial Corp. 3.750%, 7/28/2026[1]	88,122
100,000	CBRE Services, Inc. 5.000%, 3/15/2023[1]	104,015
75,000	Citigroup, Inc. 5.800%, 11/29/2049[1,2]	77,250
55,000	DDR Corp. 3.375%, 5/15/2023[1]	53,157

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$90,000	Discover Financial Services 3.850%, 11/21/2022	$91,774
70,000	Hartford Financial Services Group, Inc. 8.125%, 6/15/2038[1,2]	74,550
85,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 4.875%, 3/15/2019[1]	85,850
45,000	Kennedy-Wilson, Inc. 5.875%, 4/1/2024[1]	46,125
75,000	Morgan Stanley 4.875%, 11/1/2022	81,093
55,000	MPT Operating Partnership LP / MPT Finance Corp. 5.250%, 8/1/2026[1]	54,175
93,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.500%, 7/1/2021[1]	94,163
93,000	NewStar Financial, Inc. 7.250%, 5/1/2020[1]	94,628
90,000	Prudential Financial, Inc. 5.875%, 9/15/2042[1,2]	97,807
80,000	Raymond James Financial, Inc. 8.600%, 8/15/2019	91,464
80,000	Vereit Operating Partnership LP 3.000%, 2/6/2019[1]	80,256
95,000	Wells Fargo & Co. 3.069%, 1/24/2023[1]	95,578
		1,456,949
	INDUSTRIALS – 2.0%
65,000	AECOM 5.750%, 10/15/2022[1]	68,169
47,000	Covanta Holding Corp. 5.875%, 3/1/2024[1]	47,705
75,000	Great Lakes Dredge & Dock Corp. 7.375%, 2/1/2019[1]	74,343
		190,217
	MATERIALS – 2.1%
100,000	Mercer International, Inc. 7.750%, 12/1/2022[1]	107,030
90,000	U.S. Concrete, Inc. 6.375%, 6/1/2024[1]	93,150
		200,180
	TECHNOLOGY – 3.3%
45,000	CA, Inc. 3.600%, 8/15/2022[1]	45,661

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	TECHNOLOGY (Continued)
$311,000	Dell, Inc. 5.400%, 9/10/2040	$265,905
		311,566
	UTILITIES – 1.4%
39,000	Calpine Corp. 5.375%, 1/15/2023[1]	39,343
93,000	Dynegy, Inc. 6.750%, 11/1/2019[1]	95,558
		134,901
	TOTAL CORPORATE BONDS (Cost $4,903,540)	4,991,002

	SHORT-TERM INVESTMENTS – 8.2%
776,468	UMB Money Market Fiduciary, 0.010%[5]	776,468

	TOTAL SHORT-TERM INVESTMENTS (Cost $776,468)	776,468

	TOTAL INVESTMENTS – 107.0% (Cost $9,946,705)	10,073,532
	Liabilities in Excess of Other Assets – (7.0)%	(658,861)

	TOTAL NET ASSETS – 100.0%	$9,414,671

LP – Limited Partnership

[1]	Callable.
[2]	Variable, floating or step rate security.
[3]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[4]	Foreign security denominated in U.S. dollars.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.0%
	COMMUNICATIONS – 0.5%
1,020	TiVo Corp.	$19,125

	CONSUMER DISCRETIONARY – 7.5%
5,782	1-800-Flowers.com, Inc. - Class A*	58,976
2,505	Bravo Brio Restaurant Group, Inc.*	12,776
724	Carter's, Inc.	65,015
1,100	DSW, Inc. - Class A	22,748
490	John Wiley & Sons, Inc. - Class A	26,362
1,474	Metaldyne Performance Group, Inc.	33,681
555	Monro Muffler Brake, Inc.	28,916
2,782	Pier 1 Imports, Inc.	19,919
1,952	World Wrestling Entertainment, Inc. - Class A	43,373
		311,766
	CONSUMER STAPLES – 1.8%
1,787	Chefs' Warehouse, Inc.*	24,839
448	Herbalife Ltd.*1	26,047
459	Nu Skin Enterprises, Inc. - Class A	25,493
		76,379
	ENERGY – 3.6%
4,694	Ardmore Shipping Corp.[1]	37,787
1,632	Keane Group, Inc.*	23,338
786	Oceaneering International, Inc.	21,285
3,927	Ring Energy, Inc.*	42,490
1,360	RPC, Inc.	24,901
		149,801
	FINANCIALS – 17.1%
1,793	American Equity Investment Life Holding Co.	42,369
2,373	Bancorp, Inc.*	12,102
391	Banner Corp.	21,755
1,088	Berkshire Hills Bancorp, Inc.	39,222
653	Cardinal Financial Corp.	19,551
742	Chemical Financial Corp.	37,953
469	Columbia Banking System, Inc.	18,286
1,871	Customers Bancorp, Inc.*	58,993
1,244	First Financial Bancorp	34,148
446	Great Western Bancorp, Inc.	18,915
57	Green Bancorp, Inc.*	1,015
2,964	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	59,873
130	MarketAxess Holdings, Inc.	24,374
2,333	National Bank Holdings Corp. - Class A	75,823

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
1,560	Opus Bank	$31,434
783	PacWest Bancorp	41,703
1,112	PrivateBancorp, Inc.	66,019
1,504	Solar Capital Ltd.	34,005
2,199	Stonegate Mortgage Corp.*	17,504
192	Texas Capital Bancshares, Inc.*	16,022
1,950	Umpqua Holdings Corp.	34,593
		705,659
	HEALTH CARE – 12.2%
411	Acadia Healthcare Co., Inc.*	17,920
330	Charles River Laboratories International, Inc.*	29,683
296	Chemed Corp.	54,076
2,594	Cross Country Healthcare, Inc.*	37,250
1,017	Envision Healthcare Corp.*	62,362
782	MEDNAX, Inc.*	54,255
2,513	Merit Medical Systems, Inc.*	72,626
788	PAREXEL International Corp.*	49,731
739	Prestige Brands Holdings, Inc.*	41,059
1,008	Providence Service Corp.*	44,795
1,829	Quidel Corp.*	41,409
		505,166
	INDUSTRIALS – 23.3%
1,222	AerCap Holdings N.V.*1	56,175
534	Albany International Corp. - Class A	24,591
946	Altra Industrial Motion Corp.	36,847
1,124	ArcBest Corp.	29,224
344	AZZ, Inc.	20,468
1,129	Barnes Group, Inc.	57,963
1,927	CAI International, Inc.*	30,331
4,159	Capital Product Partners LP1	14,848
2,478	Casella Waste Systems, Inc. - Class A*	34,965
2,069	Columbus McKinnon Corp.	51,353
4,969	Commercial Vehicle Group, Inc.*	33,640
2,195	DigitalGlobe, Inc.*	71,886
766	Dycom Industries, Inc.*	71,200
506	Genesee & Wyoming, Inc. - Class A*	34,337
5,662	InnerWorkings, Inc.*	56,393
784	Matthews International Corp.	53,038
1,469	Mercury Systems, Inc.*	57,364
1,848	On Assignment, Inc.*	89,683
346	Orbital ATK, Inc.	33,908

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
783	Team, Inc.*	$21,180
738	Titan Machinery, Inc.*	11,321
1,653	Wabash National Corp.	34,200
467	Wabtec Corp.	36,426
		961,341
	MATERIALS – 2.8%
1,891	Alamos Gold, Inc.[1]	15,185
953	Kraton Corp.*	29,467
2,490	Multi Packaging Solutions International Ltd.*1	44,695
425	Silgan Holdings, Inc.	25,228
		114,575
	REAL ESTATE – 3.4%
3,457	MedEquities Realty Trust, Inc. - REIT	38,753
1,356	QTS Realty Trust, Inc. - Class A - REIT	66,105
1,504	STAG Industrial, Inc. - REIT	37,630
		142,488
	TECHNOLOGY – 21.7%
1,340	ACI Worldwide, Inc.*	28,662
971	Advanced Energy Industries, Inc.*	66,572
541	Aspen Technology, Inc.*	31,876
788	Belden, Inc.	54,522
1,019	Benchmark Electronics, Inc.*	32,404
1,595	Bottomline Technologies, Inc.*	37,722
2,033	CalAmp Corp.*	34,134
1,428	Electronics For Imaging, Inc.*	69,729
956	Euronet Worldwide, Inc.*	81,757
273	Gartner, Inc.*	29,481
1,096	Infinera Corp.*	11,212
641	Insight Enterprises, Inc.*	26,339
857	Itron, Inc.*	52,020
1,943	Knowles Corp.*	36,820
1,052	Liquidity Services, Inc.*	8,416
1,512	Microsemi Corp.*	77,913
2,623	Novanta, Inc.*1	69,641
678	Rogers Corp.*	58,220
1,611	SP Plus Corp.*	54,371
1,730	VeriFone Systems, Inc.*	32,403
		894,214
	UTILITIES – 2.1%
937	ALLETE, Inc.	63,445

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UTILITIES (Continued)
475	Unitil Corp.	$21,389
		84,834
	TOTAL COMMON STOCKS (Cost $3,371,697)	3,965,348

	EXCHANGE-TRADED FUNDS – 2.3%
380	iShares Russell 2000 ETF	52,242
363	iShares Russell 2000 Value ETF	42,892

	TOTAL EXCHANGE-TRADED FUNDS (Cost $80,614)	95,134

Principal Amount

	SHORT-TERM INVESTMENTS – 1.2%
$48,981	UMB Money Market Fiduciary, 0.010%[2]	48,981

	TOTAL SHORT-TERM INVESTMENTS (Cost $48,981)	48,981

	TOTAL INVESTMENTS – 99.5% (Cost $3,501,292)	4,109,463
	Other Assets in Excess of Liabilities – 0.5%	19,074

	TOTAL NET ASSETS – 100.0%	$4,128,537

LP – Limited Partnership
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Aristotle Value Equity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.8%
	CONSUMER DISCRETIONARY – 7.8%
765	Home Depot, Inc.	$112,325
1,870	Lennar Corp. - Class A	95,726
706	Time Warner, Inc.	68,983
		277,034
	CONSUMER STAPLES – 11.9%
1,480	Archer-Daniels-Midland Co.	68,139
1,700	Coca-Cola Co.	72,148
1,790	Coty, Inc. - Class A	32,453
1,795	Mondelez International, Inc. - Class A	77,329
1,617	Unilever N.V.[1]	80,332
1,125	Walgreens Boots Alliance, Inc.	93,431
		423,832
	ENERGY – 8.4%
1,100	EQT Corp.	67,210
1,460	Halliburton Co.	71,847
1,078	Phillips 66	85,399
396	Pioneer Natural Resources Co.	73,747
		298,203
	FINANCIALS – 23.3%
780	Ameriprise Financial, Inc.	101,150
12,100	Banco Bilbao Vizcaya Argentaria S.A. - ADR[1]	92,081
4,950	Bank of America Corp.	116,770
680	BOK Financial Corp.	53,224
603	Chubb Ltd.[1]	82,159
610	Cullen/Frost Bankers, Inc.	54,272
710	First Republic Bank	66,605
730	JPMorgan Chase & Co.	64,123
480	M&T Bank Corp.	74,270
9,640	Mitsubishi UFJ Financial Group, Inc. - ADR[1]	61,118
1,438	PayPal Holdings, Inc.*	61,863
		827,635
	HEALTH CARE – 16.1%
1,430	AbbVie, Inc.	93,179
1,108	Acadia Healthcare Co., Inc.*	48,309
460	Amgen, Inc.	75,472
2,059	Baxter International, Inc.	106,780
880	Danaher Corp.	75,266
1,200	Medtronic PLC[1]	96,672

Aristotle Value Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
1,023	Novartis A.G. - ADR[1]	$75,978
		571,656
	INDUSTRIALS – 6.1%
169	Deere & Co.	18,397
530	General Dynamics Corp.	99,216
1,440	Oshkosh Corp.	98,770
		216,383
	MATERIALS – 7.7%
1,330	Dow Chemical Co.	84,508
510	Martin Marietta Materials, Inc.	111,308
743	PPG Industries, Inc.	78,074
		273,890
	TECHNOLOGY – 11.4%
966	Adobe Systems, Inc.*	125,706
599	ANSYS, Inc.*	64,015
1,385	Microchip Technology, Inc.	102,185
1,680	Microsoft Corp.	110,645
		402,551
	UTILITIES – 3.1%
4,500	AES Corp.	50,310
1,015	National Fuel Gas Co.	60,514
		110,824
	TOTAL COMMON STOCKS (Cost $3,133,782)	3,402,008

Principal Amount

	SHORT-TERM INVESTMENTS – 3.9%
$138,172	UMB Money Market Fiduciary, 0.010%[2]	138,172

	TOTAL SHORT-TERM INVESTMENTS (Cost $138,172)	138,172

	TOTAL INVESTMENTS – 99.7% (Cost $3,271,954)	3,540,180
	Other Assets in Excess of Liabilities – 0.3%	12,042

	TOTAL NET ASSETS – 100.0%	$3,552,222

ADR – American Depositary Receipt

Aristotle Value Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Aristotle Core Equity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.4%
	COMMUNICATIONS – 2.1%
283	T-Mobile US, Inc.*	$18,279
170	Zayo Group Holdings, Inc.*	5,593
		23,872
	CONSUMER DISCRETIONARY – 11.4%
77	Advance Auto Parts, Inc.	11,416
28	Amazon.com, Inc.*	24,823
307	Comcast Corp. - Class A	11,540
133	Home Depot, Inc.	19,528
186	Marriott International, Inc. - Class A	17,518
230	Newell Brands, Inc.	10,849
117	Time Warner, Inc.	11,432
186	Walt Disney Co.	21,091
		128,197
	CONSUMER STAPLES – 8.7%
101	Casey's General Stores, Inc.	11,337
315	Conagra Brands, Inc.	12,707
85	Costco Wholesale Corp.	14,254
129	Estee Lauder Cos., Inc.	10,938
166	Mead Johnson Nutrition Co.	14,787
121	PepsiCo, Inc.	13,535
352	Pinnacle Foods, Inc.	20,370
		97,928
	ENERGY – 6.2%
267	Anadarko Petroleum Corp.	16,554
109	Concho Resources, Inc.*	13,989
150	EOG Resources, Inc.	14,632
331	Halliburton Co.	16,289
101	Phillips 66	8,001
		69,465
	FINANCIALS – 14.2%
105	Affiliated Managers Group, Inc.	17,214
150	Ameriprise Financial, Inc.	19,452
1,249	Bank of America Corp.	29,464
129	Chubb Ltd.[1]	17,576
166	First Republic Bank	15,572
457	JPMorgan Chase & Co.	40,143
388	U.S. Bancorp	19,982
		159,403

Aristotle Core Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE – 14.6%
69	Allergan PLC[1]	$16,485
81	Becton, Dickinson and Co.	14,859
28	Biogen, Inc.*	7,656
210	Bristol-Myers Squibb Co.	11,420
178	Celgene Corp.*	22,149
113	Cigna Corp.	16,553
137	Envision Healthcare Corp.*	8,401
182	Gilead Sciences, Inc.	12,361
275	Merck & Co., Inc.	17,474
101	Shire PLC - ADR	17,597
129	Thermo Fisher Scientific, Inc.	19,814
		164,769
	INDUSTRIALS – 10.3%
299	AMETEK, Inc.	16,170
97	Boeing Co.	17,155
133	Honeywell International, Inc.	16,608
125	Ingersoll-Rand PLC[1]	10,165
158	Norfolk Southern Corp.	17,691
65	Parker-Hannifin Corp.	10,421
85	Roper Technologies, Inc.	17,552
73	Stanley Black & Decker, Inc.	9,700
		115,462
	INFORMATION TECHNOLOGY – 8.3%
34	Alphabet, Inc. - Class A*	28,825
174	Facebook, Inc.*	24,717
166	Fidelity National Information Services, Inc.	13,217
303	Visa, Inc.	26,928
		93,687
	MATERIALS – 3.0%
121	Albemarle Corp.	12,782
150	Dow Chemical Co.	9,531
93	Vulcan Materials Co.	11,205
		33,518
	REAL ESTATE – 2.6%
129	Digital Realty Trust, Inc.	13,724
295	Prologis, Inc.	15,305
		29,029

Aristotle Core Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY – 13.6%
295	Apple, Inc.	$42,380
65	Broadcom Ltd.[1]	14,232
230	Microchip Technology, Inc.	16,969
550	Microsoft Corp.	36,223
101	NVIDIA Corp.	11,002
352	Oracle Corp.	15,703
57	Palo Alto Networks, Inc.*	6,423
117	salesforce.com, Inc.*	9,651
		152,583
	UTILITIES – 2.4%
198	American Water Works Co., Inc.	15,399
93	NextEra Energy, Inc.	11,938
		27,337
	TOTAL COMMON STOCKS (Cost $1,095,852)	1,095,250

	TOTAL INVESTMENTS – 97.4% (Cost $1,095,852)	1,095,250
	Other Assets in Excess of Liabilities – 2.6%	29,147

	TOTAL NET ASSETS – 100.0%	$1,124,397

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.

See accompanying Notes to Schedule of Investments.

Aristotle Funds
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2017 (Unaudited)

Note 1 – Organization
Aristotle/Saul Global Opportunities Fund (the ‘‘Saul Global Opportunities Fund’’), Aristotle International Equity Fund (the “International Equity Fund”), Aristotle Strategic Credit Fund (the “Strategic Credit Fund”), Aristotle Value Equity Fund (the “Value Equity Fund”), Aristotle Small Cap Equity Fund (the “Small Cap Equity Fund) and Aristotle Core Equity Fund (the “Core Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Saul Global Opportunities Fund is a diversified Fund, the International Equity Fund is a non-diversified Fund, the Strategic Credit Fund is a diversified Fund, the Value Equity Fund is a diversified fund, the Small Cap Equity Fund is a diversified fund and the Core Equity Fund is a diversified fund.

The Saul Global Opportunities Fund’s primary investment objective is to maximize long term capital appreciation and income. The Fund commenced investment operations on March 30, 2012.

The International Equity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on March 31, 2014.

The Strategic Credit Fund’s primary investment objectives are to seek income and capital appreciation. The Fund commenced investment operations on December 31, 2014.

The Value Equity Fund’s primary investment objective is to maximize long-term capital appreciation. The Fund commenced investment operations on August 31, 2016.

The Small Cap Equity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on October 30, 2015.

The Core Equity Fund’s primary investment objective is to seek long-term growth of capital. The Fund commenced investment operations on March 31, 2017.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Aristotle Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
March 31, 2017 (Unaudited)

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Note 3 – Federal Income Taxes
At March 31, 2017, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

	Saul Global Opportunities Fund	International Equity Fund	Strategic Credit Fund	Value Equity Fund
Cost of investments	$93,008,876	$12,707,133	$9,946,705	$3,271,954

Gross unrealized appreciation	$11,934,631	$1,051,147	$153,340	$311,314
Gross unrealized depreciation	(3,021,661)	(459,031)	(26,513)	(43,088)

Net unrealized appreciation (depreciation) on investments	$8,912,970	$592,116	$126,827	$268,226

	Small Cap Equity Fund	Core Equity Fund
Cost of investments	$3,514,231	$1,095,852

Gross unrealized appreciation	$719,443	$-
Gross unrealized depreciation	(124,211)	(602)

Net unrealized appreciation (depreciation) on investments	$595,232	$(602)

Aristotle Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
March 31, 2017 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2017, in valuing the Funds’ assets carried at fair value:

Saul Global Opportunities Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks[1]	$87,974,669	$-	$-	$87,974,669
Short-Term Investments	13,947,177	-	-	13,947,177
Total Investments	$101,921,846	$-	$-	$101,921,846
Other Financial Instruments[3]
Forward Contracts	$-	$4,694	$-	$4,694
Total Assets	$101,921,846	$4,694	$-	$101,926,540

Liabilities
Other Financial Instruments[3]
Forward Contracts	$-	$231,761	$-	$231,761
Total Liabilities	$-	$231,761	$-	$231,761

Aristotle Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
March 31, 2017 (Unaudited)

International Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$12,554,529	$-	$-	$12,554,529
Short-Term Investments	744,720	-	-	744,720
Total Investments	$13,299,249	$-	$-	$13,299,249

Strategic Credit Fund	Level 1	Level 2	Level 3**	Total
Investments
Bank Loans[2]	$-	$4,306,062	$-	$4,306,062
Corporate Bonds[2]	-	4,991,002	-	4,991,002
Short-Term Investments	776,468	-	-	776,468
Total Investments	$776,468	$9,297,064	$-	$10,073,532

Value Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$3,402,008	$-	$-	$3,402,008
Short-Term Investments	138,172	-	-	138,172
Total Investments	$3,540,180	$-	$-	$3,540,180

Small Cap Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$3,965,348	$-	$-	$3,965,348
Exchange-Traded Funds	95,134	-	-	95,134
Short-Term Investments	48,981	-	-	48,981
Total Investments	$4,109,463	$-	$-	$4,109,463

Aristotle Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
March 31, 2017 (Unaudited)

Core Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$1,095,250	$-	$-	$1,095,250
Short-Term Investments	-	-	-	-
Total Investments	$1,095,250	$-	$-	$1,095,250

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
[2]	All corporate bonds and bank loans held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
[3]
Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. Transfers between Level 1 and Level 2 relate to the use of systematic fair valuation. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. As of December 31, 2016, Saul Global Opportunities Fund held Level 2 securities as a result of certain foreign markets being closed. The following is a reconciliation of transfers between Levels for the Saul Global Opportunities Fund and from December 31, 2016 to March 31, 2017, represented by recognizing the March 31, 2017 market value of securities:

Saul Global Opportunities Fund
Transfers into Level 1	$5,614,205
Transfers out of Level 1	-
Net transfers in (out) of Level 1	$5,614,205

Transfers into Level 2	$-
Transfers out of Level 2	(5,614,205)
Net transfers in (out) of Level 2	$(5,614,205)

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President
Date:	05/30/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	05/30/17

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	05/30/17